Trade Accounts Payable, Other Current Liabilities and Non-Current Liabilities	12 Months Ended
Dec. 31, 2025
Disclosure of Trade and other Payables [Abstract]
Trade Accounts Payable, Other Current Liabilities and Non-Current Liabilities
19)	TRADE ACCOUNTS PAYABLE, OTHER CURRENT LIABILITIES AND NON-CURRENT LIABILITIES

19.1)	TRADE ACCOUNTS PAYABLE
Supplier Finance Agreements
To support its supplier’s liquidity, Cemex has partnered with financial institutions in several countries to establish supply chain programs. Under these programs, registered suppliers may choose to sell their accounts receivable from Cemex to a participating financial institution before the agreed payment date. Suppliers are responsible for any financial cost incurred. Cemex settles these payments with the financial institutions on the original due dates or with only minor and no substantial extensions. As of December 31, 2025 and 2024, the consolidated trade payables on the statements of financial position include $963 in 2025 and $999 in 2024 related to these programs, with an average payment term of 93 days. These programs do not involve additional cash flow risk to Cemex. Trade accounts payable would be classified as debt, whether payment terms are significantly extended through the programs with financial institutions. As of December 31, 2025 and 2024, there are no debt balances arising from these programs.

19.2)	OTHER CURRENT LIABILITIES
As of December 31, 2025 and 2024, consolidated other current liabilities were as follows:

	2025	2024
Other accounts payable and accrued expenses	$659	660
Provisions	558	399
Contract liabilities with customers (note 4)	369	269
Interest payable	96	89
	$1,682	1,417
In connection with the Other accounts payable and accrued expenses shown in the table above primarily include fixed and variable employee benefits, insurance payments and utilities accrual. These are recurring and are expected to be settled and replaced within the next 12 months.

19.3)	OTHER NON-CURRENT LIABILITIES
As of December 31, 2025 and 2024, consolidated other
non-current
liabilities were as follows:

	2025	2024
Asset retirement obligations	$654	563
Environmental liabilities	210	203
Accruals for legal assessments and other responsibilities	113	95
Non-current liabilities for valuation of derivative instruments	44	100
Other non-current liabilities and provisions	425	420
	$1,446	1,381
Other
non-current
liabilities and provisions include deferred revenues, which are recognized in the Income Statement as deliverables are fulfilled throughout the term of supply agreements.
Changes in consolidated
non-current
other liabilities plus current provisions for the years 2025 and 2024, were as follows:

	2025
	Asset retirement obligations	Environmental liabilities	Accruals for legal proceedings	Valuation of derivative instruments	Other liabilities and provisions	Total	2024
Balance at beginning of period	$688	228	101	100	663	1,780	1,656
Additions or increase in estimates	282	7	46	63	215	613	395
Releases or decrease in estimates	(186)	(15)	(21)	(56)	(132)	(410)	(318)
Business combinations (note 5.1)	4	—	—	—	10	14	—
Accretion expense	43	—	—	—	6	49	53
Foreign currency translation	(41)	17	(9)	(2)	(7)	(42)	(6)
Balance at end of period	$790	237	117	105	755	2,004	1,780
The breakdown is presented below:
Current provisions	$136	27	4	61	330	558	399
Other non-current liabilities	654	210	113	44	425	1,446	1,381